Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 8 – Income Taxes

United States and foreign components of loss before income taxes were as follows:

	For The Years Ended
	December 31,
	2016	2015

United States	$(8,627,380)	$(7,767,924)
Foreign	(8,912)	(155,556)
Loss before income taxes	$(8,636,292)	$(7,923,480)

The tax effects of temporary differences that give rise to deferred tax assets and liabilities are presented below:

	For The Years Ended
	December 31,
	2016	2015
Deferred Tax Assets:
Net operating loss carryforward	$3,495,000	$1,181,900
Stock-based compensation	2,868,000	1,976,600
Accruals	237,000	231,100
Research & development tax credits	192,000	139,480
Other	2,000	2,100
Gross deferred tax assets	6,794,000	3,531,180

Deferred Tax Liabilities:
Fixed assets	(97,000)	(110,300)
Intangible assets	(18,000)	(13,400)
Gross deferred tax liabilities	(115,000)	(123,700)

Net deferred tax assets	6,679,000	3,407,480

Valuation allowance	(6,679,000)	(3,407,480)

Deferred tax asset, net of valuation allowance	$-	$-

Changes in valuation allowance	$3,271,520	$(2,922,620)

The income tax provision (benefit) consists of the following:

	For The Years Ended
	December 31,
	2016	2015
Federal:
Current	$-	$-
Deferred	(2,927,149)	2,614,976

State and local:
Current	-	-
Deferred	(344,371)	307,644
	(3,271,520)	2,922,620
Change in valuation allowance	3,271,520	(2,922,620)
Income tax provision (benefit)	$-	$-

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For The Years Ended
	December 31,
	2016	2015

Tax benefit at federal statutory rate	(34.0)%	(34.0)%
State income taxes, net of federal benefit	(4.0)%	(4.0)%
Permanent differences	0.4%	0.8%
Research & development tax credits	(0.6)%	(0.6)%
Impact of Section 382 limit	0.0%	76.0%
True-ups and other	0.3%	(0.6)%
Change in valuation allowance	37.9%	(37.6)%
Effective income tax rate	0.0%	0.0%

The Company assesses the likelihood that deferred tax assets will be realized. To the extent that realization is not likely, a valuation allowance is established. Based upon the Company’s history of losses since inception, management believes that it is more likely than not that future benefits of deferred tax assets will not be realized.

At December 31, 2016 and 2015, the Company had approximately $9,200,000 and $3,100,000, respectively, of federal net operating losses that may be available to offset future taxable income. State net operating losses are not materially different from the federal net operating losses. The net operating loss carry forwards, if not utilized, will expire from 2029 to 2036 for federal purposes. In accordance with Section 382 of the Internal Revenue Code, the usage of the Company’s net operating loss carry forwards are subject to annual limitations due to greater than 50% ownership changes. The Section 382 limitations that became effective on or about August 2015 and July 2014 have resulted in (a) approximately $15,500,000 and $5,700,000, respectively, of federal NOLs not being realizable; and (b) the reversal of approximately $5,900,000 and $2,200,000, respectively, of net operating loss deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and the state of New York (also formerly Florida), which remain subject to examination by the various taxing authorities beginning with the tax year ended December 31, 2013.